RELATED PARTY TRANSACTIONS AND BALANCES - Nature of relationships with related parties (Details)	Dec. 31, 2020
EJAM Group
Related Party Transaction [Line Items]
Ownership interest held	9.80%
Pubang Hong Kong
Related Party Transaction [Line Items]
Ownership interest held	25.40%